Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stock by Class
The Company has three classes of common stock as follows (share data in millions):

		Issued Common Stock
	Authorized Shares	Outstanding	Treasury	Issued Shares Classified as Common Stock	Issued Shares Classified as Redeemable Equity	Total Issued Shares
Class A stock ($0.025 par value)	80.0
December 31, 2013		33.8	6.2	40.0	—	40.0
December 31, 2012		33.0	7.0	40.0	—	40.0
December 31, 2011		32.4	7.6	40.0	—	40.0

Class B stock ($0.025 par value)	80.0
December 31, 2013		14.2	0.8	15.0	—	15.0
December 31, 2012		14.2	0.8	15.0	—	15.0
December 31, 2011		14.2	0.8	15.0	—	15.0

Class C stock ($0.025 par value)	20.0
December 31, 2013		—	0.5	0.5	—	0.5
December 31, 2012		—	0.5	0.5	—	0.5
December 31, 2011		—	0.2	0.2	0.3	0.5

Schedule of Dividend Activity
The following table details the dividend activity related to the Company's then outstanding shares of class A, class B and class C stock for the years ended December 31, 2013, 2012 and 2011:

	Declaration Date	Record Date	Payment Date	Dividend Amount per Share
2013
Q4 Dividend	November 5, 2013	December 9, 2013	December 20, 2013	$0.30
Q3 Dividend	August 6, 2013	September 9, 2013	September 20, 2013	0.30
Q2 Dividend	May 20, 2013	June 10, 2013	June 21, 2013	0.30
Q1 Dividend	March 4, 2013	March 18, 2013	March 29, 2013	0.30
2012
Q4 Special Dividend	December 14, 2012	December 24, 2012	December 28, 2012	2.00
Q4 Dividend	November 7, 2012	December 3, 2012	December 14, 2012	0.25
Q3 Dividend	August 7, 2012	September 10, 2012	September 21, 2012	0.25
Q2 Dividend	May 9, 2012	June 11, 2012	June 22, 2012	0.25
Q1 Dividend	February 28, 2012	March 12, 2012	March 23, 2012	0.25
2011
Q4 Dividend	November 10, 2011	November 30, 2011	December 10, 2011	0.20
Q3 Dividend	August 9, 2011	August 29, 2011	September 9, 2011	0.20
Q2 Dividend	May 10, 2011	May 27, 2011	June 10, 2011	0.20

Temporary Equity
information regarding the changes in redeemable equity for the years ended December 31, 2012 and 2011 is provided in the table below:

	Class C Common Stock
	Shares	Redemption Value
Balance at January 1, 2011	0.3	$10.6

Cash dividends declared	—	(0.3)
Decrease in redemption value of redeemable equity	—	(6.8)
Balance at December 31, 2011	0.3	$3.5

Cash dividends declared	—	(0.2)
Redeemable equity exchange	(0.3)	(4.3)
Increase in redemption value of redeemable equity	—	1.0
Balance at December 31, 2012	—	$—